Plant and Equipment - Schedule of Plant and Equipment (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2026 MYR (RM)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 MYR (RM)
Schedule of Plant and Equipment [Line Items]
Balance at beginning	RM 39,086,576
Balance at ending	40,655,721	$ 9,955,365	RM 39,086,576
Plant and equipment, at cost [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning	45,980,501		18,297,505
Addition	3,944,574		29,241,319
Disposal			1,558,323
Balance at ending	49,925,075	12,225,151	45,980,501
Plant and equipment, at cost [Member] | Equipment & Machine [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning	37,901,263		17,363,293
Addition	3,944,574		22,096,293
Disposal			1,558,323
Balance at ending	41,846,837	10,246,788	37,901,263
Plant and equipment, at cost [Member] | Computer & Handphone [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning	114,419		114,419
Addition
Disposal
Balance at ending	114,419	28,018	114,419
Plant and equipment, at cost [Member] | License [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning	7,807,540		775,901
Addition			7,031,639
Disposal
Balance at ending	7,807,540	1,911,832	7,807,540
Plant and equipment, at cost [Member] | Renovation [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning	157,279		43,892
Addition			113,387
Disposal
Balance at ending	157,279	38,513	157,279
Accumulated Depreciation [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning	6,893,925		4,043,687
Depreciation for the period	2,375,429		3,575,849
Disposal			725,611
Balance at ending	9,269,354	2,269,786	6,893,925
Accumulated Depreciation [Member] | Equipment & Machine [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning	5,951,602		3,807,496
Depreciation for the period	1,960,282		2,869,717
Disposal			725,611
Balance at ending	7,911,884	1,937,383	5,951,602
Accumulated Depreciation [Member] | Computer & Handphone [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning	98,496		78,999
Depreciation for the period	5,110		19,497
Disposal
Balance at ending	103,606	25,370	98,496
Accumulated Depreciation [Member] | License [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning	805,986		142,426
Depreciation for the period	390,377		663,560
Disposal
Balance at ending	1,196,363	292,953	805,986
Accumulated Depreciation [Member] | Renovation [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning	37,841		14,766
Depreciation for the period	19,660		23,075
Disposal
Balance at ending	57,501	14,080	37,841
Carrying Amount [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning	39,086,576
Balance at ending	40,655,721	9,955,365	39,086,576
Carrying Amount [Member] | Equipment & Machine [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning	31,949,661
Balance at ending	33,933,953	8,309,405	31,949,661
Carrying Amount [Member] | Computer & Handphone [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning	15,923
Balance at ending	10,813	2,648	15,923
Carrying Amount [Member] | License [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning	7,001,554
Balance at ending	6,611,177	1,618,879	7,001,554
Carrying Amount [Member] | Renovation [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning	119,438
Balance at ending	RM 99,778	$ 24,433	RM 119,438